Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Prepaid Expense and Other Assets [Abstract]
Security deposit	$ 31,462	$ 156,023	$ 46,933
Prepaid software development expenses	150,000	1,200,000
Other prepaid expenses and advances		47,182	34,181
Prepayment for inventory from Heqin		101,252
Other receivables	560,011	522,636
Others		29,390	24,818
Total	$ 901,006	$ 2,056,483	$ 105,932